SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful Lives of Property and Equipment (Details)		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021
Brick Machines
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		6 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		4 years
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment		3 years
Demonstration & test equipment
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	27 months	2 years 3 months